PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited)

Voya High Yield Bond Fund
Principal
Amount † RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES : 95.2%
Basic Materials : 6.1%
1,225,000
(1)
Arsenal AIC Parent
LLC, 8.000%,
10/01/2030 $ 1,279,647
0.2
1,900,000  ATI, Inc., 7.250%,
08/15/2030 1,979,081
0.4
1,350,000
(1)
Axalta Coating Systems
Dutch Holding B BV,
7.250%,
02/15/2031 1,417,477
0.3
450,000
(1)
Axalta Coating
Systems LLC, 3.375%,
02/15/2029 404,289
0.1
1,500,000
(1)
Cleveland-Cliffs, Inc.,
4.625%,
03/01/2029 1,393,407
0.3
600,000
(1)(2)
Cleveland-Cliffs, Inc.,
4.875%,
03/01/2031 543,189
0.1
1,400,000
(1)(2)
Coeur Mining, Inc.,
5.125%,
02/15/2029 1,290,121
0.2
1,660,000
(1)
Consolidated Energy
Finance SA, 5.625%,
10/15/2028 1,407,614
0.3
1,720,000
(1)
Constellium SE,
5.625%,
06/15/2028 1,680,591
0.3
1,350,000
(1)(2)
First Quantum
Minerals Ltd., 6.875%,
10/15/2027 1,152,650
0.2
2,100,000
(1)
Hudbay Minerals, Inc.,
4.500%,
04/01/2026 2,036,258
0.4
1,625,000
(1)
Illuminate Buyer LLC
/ Illuminate Holdings
IV, Inc., 9.000%,
07/01/2028 1,555,774
0.3
1,550,000
(1)
INEOS Quattro Finance
2 PLC, 3.375%,
01/15/2026 1,478,776
0.3
1,575,000
(1)(3)
Iris Holdings, Inc.,
8.750% (PIK Rate
9.500%, Cash Rate
8.750%),
02/15/2026 1,338,655
0.3
1,770,000
(1)
Mativ Holdings, Inc.,
6.875%,
10/01/2026 1,699,840
0.3
1,075,000
(1)
NOVA Chemicals Corp.,
8.500%,
11/15/2028 1,128,653
0.2
425,000
(1)
Novelis Corp., 3.250%,
11/15/2026 400,377
0.1
1,325,000
(1)
Novelis Corp., 3.875%,
08/15/2031 1,169,557
0.2
525,000
(1)
Novelis Corp., 4.750%,
01/30/2030 494,578
0.1
1,400,000
(1)
Nufarm Australia Ltd. /
Nufarm Americas, Inc.,
5.000%,
01/27/2030 1,300,040
0.2
550,000
(1)(2)
Olympus Water US
Holding Corp., 4.250%,
10/01/2028 495,528
0.1
800,000
(1)
Olympus Water US
Holding Corp., 7.125%,
10/01/2027 801,516
0.2
1,775,000
(1)
SPCM SA, 3.125%,
03/15/2027 1,616,743
0.3
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Basic Materials: (continued)
1,575,000
(1)
Taseko Mines Ltd.,
7.000%,
02/15/2026 $ 1,496,847
0.3
1,650,000
(1)
Trinseo Materials
Operating SCA / Trinseo
Materials Finance, Inc.,
5.125%,
04/01/2029 675,723
0.1
1,750,000
(1)
WR Grace Holdings
LLC, 5.625%,
08/15/2029 1,541,937
0.3
31,778,868
6.1
Communications : 14.7%
1,170,000
(1)
Acuris Finance US, Inc.
/ Acuris Finance Sarl,
5.000%,
05/01/2028 960,512
0.2
1,800,000
(1)
Altice Financing SA,
5.750%,
08/15/2029 1,599,738
0.3
1,509,000
(1)
Altice France Holding
SA, 6.000%,
02/15/2028 726,137
0.1
2,825,000
(1)
Altice France SA/
France, 5.500%,
10/15/2029 2,218,711
0.4
1,000,000
(1)
Altice France SA/
France, 8.125%,
02/01/2027 922,645
0.2
2,185,000
(2)
AMC Networks, Inc.,
4.250%,
02/15/2029 1,669,355
0.3
1,396,000
(1)
Beasley Mezzanine
Holdings LLC, 8.625%,
02/01/2026 923,105
0.2
2,575,000
(1)
CCO Holdings LLC
/ CCO Holdings
Capital Corp., 4.250%,
01/15/2034 2,095,965
0.4
3,675,000  CCO Holdings LLC
/ CCO Holdings
Capital Corp., 4.500%,
05/01/2032 3,152,376
0.6
2,025,000
(1)
CCO Holdings LLC
/ CCO Holdings
Capital Corp., 5.000%,
02/01/2028 1,939,064
0.4
1,975,000
(1)
CCO Holdings LLC
/ CCO Holdings
Capital Corp., 5.125%,
05/01/2027 1,909,419
0.4
675,000
(1)
CCO Holdings LLC
/ CCO Holdings
Capital Corp., 5.500%,
05/01/2026 670,926
0.1
1,850,000
(1)
CommScope, Inc.,
4.750%,
09/01/2029 1,243,839
0.2
1,425,000
(1)
Connect Finco Sarl /
Connect US Finco LLC,
6.750%,
10/01/2026 1,417,711
0.3
659,000  CSC Holdings LLC,
5.250%,
06/01/2024 645,584
0.1
4,025,000
(1)
CSC Holdings LLC,
5.750%,
01/15/2030 2,509,749
0.5

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya High Yield Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
800,000
(1)
CSC Holdings LLC,
7.500%,
04/01/2028 $ 599,236
0.1
1,900,000
(1)
CSC Holdings LLC,
11.250%,
05/15/2028 1,959,024
0.4
2,125,000
(1)
Directv Financing LLC
/ Directv Financing Co-
Obligor, Inc., 5.875%,
08/15/2027 1,998,343
0.4
1,950,000  DISH DBS Corp.,
5.125%,
06/01/2029 1,007,029
0.2
1,040,000
(1)
DISH DBS Corp.,
5.750%,
12/01/2028 831,454
0.2
1,475,000  DISH DBS Corp.,
7.375%,
07/01/2028 883,160
0.2
2,350,000
(1)
DISH Network Corp.,
11.750%,
11/15/2027 2,454,979
0.5
1,540,000
(1)
GCI LLC, 4.750%,
10/15/2028 1,414,549
0.3
2,600,000
(1)
Gray Escrow II, Inc.,
5.375%,
11/15/2031 1,964,556
0.4
1,175,000
(1)
iHeartCommunications,
Inc., 5.250%,
08/15/2027 934,736
0.2
1,392,000
(1)
ION Trading
Technologies Sarl,
5.750%,
05/15/2028 1,229,359
0.2
736,000
(1)
LCPR Senior Secured
Financing DAC,
5.125%,
07/15/2029 642,054
0.1
1,575,000
(1)
LCPR Senior Secured
Financing DAC,
6.750%,
10/15/2027 1,544,232
0.3
2,465,000
(1)
Level 3 Financing, Inc.,
3.750%,
07/15/2029 1,049,917
0.2
1,400,000
(1)
Level 3 Financing, Inc.,
10.500%,
05/15/2030 1,358,889
0.3
2,415,000
(1)
Match Group Holdings
II LLC, 4.625%,
06/01/2028 2,314,367
0.4
1,435,000
(1)
McGraw-Hill Education,
Inc., 8.000%,
08/01/2029 1,335,928
0.2
1,184,000
(1)
Millennium Escrow
Corp., 6.625%,
08/01/2026 841,789
0.2
1,105,000
(4)
Paramount Global,
6.250%,
02/28/2057 969,122
0.2
2,075,000
(1)(2)
Scripps Escrow, Inc.,
5.875%,
07/15/2027 1,845,432
0.3
1,675,000
(1)
Sinclair Television
Group, Inc., 4.125%,
12/01/2030 1,182,960
0.2
670,000
(1)
Sirius XM Radio, Inc.,
3.125%,
09/01/2026 630,108
0.1
4,320,000
(1)
Sirius XM Radio, Inc.,
5.000%,
08/01/2027 4,175,792
0.8
897,000
(1)
Spanish Broadcasting
System, Inc., 9.750%,
03/01/2026 525,808
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
1,475,000
(1)
Stagwell Global LLC,
5.625%,
08/15/2029 $ 1,358,375
0.3
875,000  Telecom Italia Capital
SA, 6.000%,
09/30/2034 832,018
0.2
975,000  Telecom Italia Capital
SA, 6.375%,
11/15/2033 954,922
0.2
400,000
(1)
Telecom Italia SpA/
Milano, 5.303%,
05/30/2024 398,466
0.1
960,000
(1)
Uber Technologies, Inc.,
4.500%,
08/15/2029 917,608
0.2
1,500,000
(1)
Uber Technologies, Inc.,
8.000%,
11/01/2026 1,528,869
0.3
670,000
(1)
Univision
Communications, Inc.,
4.500%,
05/01/2029 598,566
0.1
2,385,000
(1)
Univision
Communications, Inc.,
6.625%,
06/01/2027 2,380,225
0.4
1,200,000
(1)
Viasat, Inc., 6.500%,
07/15/2028 986,820
0.2
950,000
(1)
Viasat, Inc., 7.500%,
05/30/2031 746,938
0.1
1,550,000
(1)
Viavi Solutions, Inc.,
3.750%,
10/01/2029 1,358,885
0.3
2,775,000
(1)
Virgin Media Vendor
Financing Notes
IV DAC, 5.000%,
07/15/2028 2,609,053
0.5
1,950,000
(1)
Vmed O2 UK Financing
I PLC, 4.750%,
07/15/2031 1,743,068
0.3
2,275,000
(1)(2)
Zayo Group Holdings,
Inc., 4.000%,
03/01/2027 1,826,358
0.3
76,537,830
14.7
Consumer, Cyclical : 19.9%
825,000
(1)
1011778 BC ULC /
New Red Finance, Inc.,
3.500%,
02/15/2029 761,535
0.1
1,945,000
(1)
1011778 BC ULC /
New Red Finance, Inc.,
4.000%,
10/15/2030 1,746,861
0.3
1,400,000
(1)
Adient Global
Holdings Ltd., 4.875%,
08/15/2026 1,369,882
0.3
925,000
(1)(2)
Adient Global
Holdings Ltd., 8.250%,
04/15/2031 980,217
0.2
575,000
(1)
Allison Transmission,
Inc., 3.750%,
01/30/2031 508,651
0.1
1,435,000
(1)(2)
Allison Transmission,
Inc., 5.875%,
06/01/2029 1,431,551
0.3
1,820,000
(1)(2)
American Airlines, Inc.,
7.250%,
02/15/2028 1,842,468
0.4

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya High Yield Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
616,667
(1)
American Airlines, Inc./
AAdvantage Loyalty
IP Ltd., 5.500%,
04/20/2026 $ 612,672
0.1
1,325,000
(1)
Arko Corp., 5.125%,
11/15/2029 1,148,052
0.2
1,285,000  Asbury Automotive
Group, Inc., 4.500%,
03/01/2028 1,221,527
0.2
1,100,000  Asbury Automotive
Group, Inc., 4.750%,
03/01/2030 1,028,081
0.2
1,560,000
(1)
Ashton Woods USA
LLC / Ashton Woods
Finance Co., 4.625%,
08/01/2029 1,389,075
0.3
1,450,000
(1)
Banijay Entertainment
SASU, 8.125%,
05/01/2029 1,494,247
0.3
1,925,000  Bath & Body Works,
Inc., 6.750%,
07/01/2036 1,939,805
0.4
345,000
(1)
Bath & Body Works,
Inc., 9.375%,
07/01/2025 364,617
0.1
1,175,000
(1)
Brinker International,
Inc., 5.000%,
10/01/2024 1,165,870
0.2
1,950,000
(1)(2)
Caesars Entertainment,
Inc., 4.625%,
10/15/2029 1,761,311
0.3
1,625,000
(1)
Caesars Entertainment,
Inc., 6.250%,
07/01/2025 1,630,645
0.3
1,420,000
(1)
Caesars Entertainment,
Inc., 7.000%,
02/15/2030 1,457,008
0.3
1,125,000
(1)
Carnival Corp., 4.000%,
08/01/2028 1,046,658
0.2
2,375,000
(1)
Carnival Corp., 6.000%,
05/01/2029 2,287,055
0.4
1,450,000
(1)
Carrols Restaurant
Group, Inc., 5.875%,
07/01/2029 1,282,372
0.2
1,755,000
(1)
CCM Merger, Inc.,
6.375%,
05/01/2026 1,715,170
0.3
800,000
(2)
Delta Air Lines, Inc.,
4.375%,
04/19/2028 774,797
0.1
600,000  Delta Air Lines, Inc.,
7.375%,
01/15/2026 620,652
0.1
1,245,000
(1)
Dream Finders
Homes, Inc., 8.250%,
08/15/2028 1,317,110
0.3
3,400,000  Ford Motor Credit
Co. LLC, 2.700%,
08/10/2026 3,150,555
0.6
1,400,000  Ford Motor Credit
Co. LLC, 4.542%,
08/01/2026 1,356,373
0.3
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
465,000
(1)
Gap, Inc., 3.625%,
10/01/2029 $ 398,145
0.1
1,425,000
(1)
Gap, Inc., 3.875%,
10/01/2031 1,175,559
0.2
875,000
(1)
Golden Entertainment,
Inc., 7.625%,
04/15/2026 877,962
0.2
1,475,000
(1)
Hilton Domestic
Operating Co., Inc.,
4.000%,
05/01/2031 1,352,575
0.3
1,525,000
(1)
Installed Building
Products, Inc., 5.750%,
02/01/2028 1,487,660
0.3
1,695,000
(1)
Interface, Inc., 5.500%,
12/01/2028 1,569,101
0.3
425,000
(1)
International Game
Technology PLC,
4.125%,
04/15/2026 413,336
0.1
2,200,000
(1)
International Game
Technology PLC,
5.250%,
01/15/2029 2,155,613
0.4
2,025,000
(1)
LCM Investments
Holdings II LLC,
4.875%,
05/01/2029 1,883,594
0.4
500,000  M/I Homes, Inc.,
3.950%,
02/15/2030 445,500
0.1
1,305,000  M/I Homes, Inc.,
4.950%,
02/01/2028 1,257,402
0.2
685,000  Macy's Retail Holdings
LLC, 4.500%,
12/15/2034 556,040
0.1
950,000
(1)
Macy's Retail Holdings
LLC, 6.125%,
03/15/2032 900,101
0.2
850,000
(1)
Melco Resorts
Finance Ltd., 5.250%,
04/26/2026 819,852
0.2
1,675,000
(1)
Melco Resorts
Finance Ltd., 5.375%,
12/04/2029 1,480,281
0.3
850,000  MGM Resorts
International, 4.625%,
09/01/2026 830,157
0.2
840,000  MGM Resorts
International, 4.750%,
10/15/2028 800,871
0.2
150,000  MGM Resorts
International, 5.750%,
06/15/2025 149,515
0.0
2,175,000
(1)(2)
Michaels Cos., Inc.,
5.250%,
05/01/2028 1,721,142
0.3
1,520,000  Murphy Oil USA, Inc.,
4.750%,
09/15/2029 1,441,872
0.3
460,000  Murphy Oil USA, Inc.,
5.625%,
05/01/2027 456,733
0.1
575,000
(1)
NCL Corp. Ltd.,
7.750%,
02/15/2029 579,013
0.1
350,000
(1)
NCL Corp. Ltd.,
8.375%,
02/01/2028 370,832
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya High Yield Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
1,155,000
(1)
NCL Finance Ltd.,
6.125%,
03/15/2028 $ 1,106,665
0.2
1,725,000
(1)
Raising Cane's
Restaurants LLC,
9.375%,
05/01/2029 1,843,049
0.4
1,285,000
(1)
Ritchie Bros Holdings,
Inc., 7.750%,
03/15/2031 1,371,558
0.3
4,450,000
(1)(2)
Royal Caribbean
Cruises Ltd., 5.375%,
07/15/2027 4,407,931
0.8
1,125,000
(1)
Royal Caribbean
Cruises Ltd., 11.625%,
08/15/2027 1,224,983
0.2
1,825,000  Sally Holdings LLC
/ Sally Capital, Inc.,
5.625%,
12/01/2025 1,826,595
0.3
1,950,000  Sands China Ltd.,
5.375%,
08/08/2025 1,923,492
0.4
1,400,000
(1)
Scientific Games
Holdings L.P./Scientific
Games US FinCo, Inc.,
6.625%,
03/01/2030 1,325,261
0.3
1,725,000
(1)
Scientific Games
International, Inc.,
7.000%,
05/15/2028 1,743,934
0.3
1,850,000
(1)(2)
Sonic Automotive, Inc.,
4.625%,
11/15/2029 1,685,824
0.3
550,000
(1)
SRS Distribution, Inc.,
6.000%,
12/01/2029 513,462
0.1
1,350,000
(1)
SRS Distribution, Inc.,
6.125%,
07/01/2029 1,281,467
0.2
1,450,000
(1)
Staples, Inc., 7.500%,
04/15/2026 1,350,301
0.3
2,220,000
(1)
Station Casinos LLC,
4.500%,
02/15/2028 2,094,767
0.4
1,525,000
(1)
STL Holding Co. LLC,
7.500%,
02/15/2026 1,490,062
0.3
1,550,000
(1)
Taylor Morrison
Communities, Inc.,
5.125%,
08/01/2030 1,501,136
0.3
1,450,000
(1)
Tempur Sealy
International, Inc.,
3.875%,
10/15/2031 1,227,653
0.2
275,000
(1)
Tempur Sealy
International, Inc.,
4.000%,
04/15/2029 248,676
0.0
1,520,000  United Airlines
Holdings, Inc., 4.875%,
01/15/2025 1,502,591
0.3
825,000
(1)
United Airlines, Inc.,
4.375%,
04/15/2026 804,532
0.2
2,950,000
(1)
Viking Cruises Ltd.,
5.875%,
09/15/2027 2,849,331
0.5
1,375,000
(1)(2)
VistaJet Malta
Finance PLC /
Vista Management
Holding, Inc., 6.375%,
02/01/2030 961,375
0.2
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
1,650,000
(1)
White Cap Buyer LLC,
6.875%,
10/15/2028 $ 1,599,282
0.3
1,750,000
(1)
William Carter Co.,
5.625%,
03/15/2027 1,729,218
0.3
2,275,000
(1)
Wynn Las Vegas LLC
/ Wynn Las Vegas
Capital Corp., 5.250%,
05/15/2027 2,215,676
0.4
550,000
(1)
Wynn Las Vegas LLC
/ Wynn Las Vegas
Capital Corp., 5.500%,
03/01/2025 547,546
0.1
1,000,000
(1)
ZF North America
Capital, Inc., 4.750%,
04/29/2025 989,295
0.2
1,475,000
(1)
ZF North America
Capital, Inc., 6.875%,
04/14/2028 1,529,419
0.3
103,422,754
19.9
Consumer, Non-cyclical : 17.4%
1,500,000
(1)(2)
1375209 BC Ltd.,
9.000%,
01/30/2028 1,463,782
0.3
1,980,000
(1)
Acadia Healthcare
Co., Inc., 5.500%,
07/01/2028 1,952,327
0.4
1,735,000
(1)
ADT Security Corp.,
4.125%,
08/01/2029 1,598,542
0.3
1,375,000
(1)
AHP Health Partners,
Inc., 5.750%,
07/15/2029 1,203,390
0.2
1,300,000
(1)
Albertsons Cos.,
Inc. / Safeway, Inc. /
New Albertsons L.P.
/ Albertsons LLC,
3.500%,
03/15/2029 1,181,898
0.2
700,000
(1)
Albertsons Cos.,
Inc. / Safeway, Inc. /
New Albertsons L.P.
/ Albertsons LLC,
4.875%,
02/15/2030 670,892
0.1
1,450,000
(1)
Albertsons Cos.,
Inc. / Safeway, Inc. /
New Albertsons L.P.
/ Albertsons LLC,
5.875%,
02/15/2028 1,451,879
0.3
1,750,000
(1)
Alta Equipment
Group, Inc., 5.625%,
04/15/2026 1,690,154
0.3
775,000
(1)
APi Group DE, Inc.,
4.125%,
07/15/2029 710,567
0.1
890,000
(1)
APi Group DE, Inc.,
4.750%,
10/15/2029 836,992
0.2
1,650,000
(1)
Avis Budget Car Rental
LLC / Avis Budget
Finance, Inc., 8.000%,
02/15/2031 1,649,150
0.3
2,125,000
(2)
B&G Foods, Inc.,
5.250%,
09/15/2027 1,933,011
0.4

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya High Yield Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
1,650,000
(1)
Bausch & Lomb
Escrow Corp., 8.375%,
10/01/2028 $ 1,742,714
0.3
1,625,000
(1)
Bausch Health
Cos., Inc., 4.875%,
06/01/2028 980,628
0.2
1,625,000
(1)
Bausch Health
Cos., Inc., 6.125%,
02/01/2027 1,098,597
0.2
1,645,000
(1)
BellRing Brands, Inc.,
7.000%,
03/15/2030 1,703,866
0.3
1,400,000
(1)(2)
Catalent Pharma
Solutions, Inc., 3.125%,
02/15/2029 1,226,750
0.2
2,200,000
(1)
Cheplapharm
Arzneimittel GmbH,
5.500%,
01/15/2028 2,082,658
0.4
975,000
(1)(2)
CHS/Community Health
Systems, Inc., 4.750%,
02/15/2031 767,813
0.2
1,500,000
(1)
CHS/Community Health
Systems, Inc., 5.250%,
05/15/2030 1,256,590
0.2
1,300,000
(1)
CHS/Community Health
Systems, Inc., 5.625%,
03/15/2027 1,209,576
0.2
1,375,000
(1)
CHS/Community Health
Systems, Inc., 6.875%,
04/15/2029 888,822
0.2
1,550,000  Cimpress PLC, 7.000%,
06/15/2026 1,516,194
0.3
2,100,000
(1)
CPI CG, Inc., 8.625%,
03/15/2026 2,040,287
0.4
625,000
(1)
DaVita, Inc., 3.750%,
02/15/2031 514,300
0.1
2,500,000
(1)
DaVita, Inc., 4.625%,
06/01/2030 2,184,687
0.4
2,250,000  Encompass Health
Corp., 4.750%,
02/01/2030 2,121,357
0.4
1,425,000
(1)
Graham Holdings Co.,
5.750%,
06/01/2026 1,417,589
0.3
702,000
(1)
IQVIA, Inc., 5.000%,
10/15/2026 695,764
0.1
1,000,000
(1)
IQVIA, Inc., 6.500%,
05/15/2030 1,026,358
0.2
2,170,000
(1)
Jazz Securities DAC,
4.375%,
01/15/2029 2,022,657
0.4
1,125,000
(1)
KeHE Distributors LLC
/ KeHE Finance Corp.,
8.625%,
10/15/2026 1,130,108
0.2
1,660,000
(1)
Legends Hospitality
Holding Co LLC /
Legends Hospitality
Co-Issuer, Inc., 5.000%,
02/01/2026 1,658,547
0.3
1,985,000
(1)
Medline Borrower L.P.,
3.875%,
04/01/2029 1,797,128
0.3
2,225,000
(1)
Medline Borrower L.P.,
5.250%,
10/01/2029 2,100,214
0.4
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
1,550,000
(1)(2)
ModivCare, Inc.,
5.875%,
11/15/2025 $ 1,532,361
0.3
935,000
(1)(2)
MPH Acquisition
Holdings LLC, 5.750%,
11/01/2028 760,713
0.1
1,625,000
(1)
NESCO Holdings
II, Inc., 5.500%,
04/15/2029 1,504,092
0.3
811,000  New Albertsons L.P.,
7.450%,
08/01/2029 838,270
0.2
2,500,000
(1)(2)
Organon & Co /
Organon Foreign Debt
Co-Issuer BV, 5.125%,
04/30/2031 2,141,062
0.4
1,100,000  Perrigo Finance
Unlimited Co., 4.375%,
03/15/2026 1,064,273
0.2
1,250,000  Perrigo Finance
Unlimited Co., 4.650%,
06/15/2030 1,138,599
0.2
1,475,000
(1)
Post Holdings, Inc.,
4.625%,
04/15/2030 1,358,324
0.3
2,400,000
(1)
Post Holdings, Inc.,
5.625%,
01/15/2028 2,380,015
0.5
1,125,000
(1)
Prestige Brands, Inc.,
3.750%,
04/01/2031 984,679
0.2
2,825,000
(1)
Prime Security Services
Borrower LLC / Prime
Finance, Inc., 6.250%,
01/15/2028 2,810,730
0.5
1,735,000
(1)(2)
Primo Water Holdings,
Inc., 4.375%,
04/30/2029 1,600,620
0.3
1,610,000
(1)
Select Medical Corp.,
6.250%,
08/15/2026 1,619,087
0.3
1,590,000
(1)
Simmons Foods, Inc./
Simmons Prepared
Foods,, Inc. ./
Simmons Pet Food,,
Inc../Simmons Feed,
4.625%,
03/01/2029 1,377,233
0.3
1,520,000
(1)
Teleflex, Inc., 4.250%,
06/01/2028 1,442,138
0.3
1,475,000  Tenet Healthcare Corp.,
4.250%,
06/01/2029 1,374,830
0.3
1,425,000  Tenet Healthcare Corp.,
5.125%,
11/01/2027 1,394,043
0.3
2,400,000
(2)
Tenet Healthcare Corp.,
6.125%,
10/01/2028 2,395,320
0.5
2,350,000  Tenet Healthcare Corp.,
6.125%,
06/15/2030 2,378,992
0.5
1,750,000  Teva Pharmaceutical
Finance Netherlands III
BV, 4.750%,
05/09/2027 1,689,144
0.3
1,750,000
(1)
Triton Water Holdings,
Inc., 6.250%,
04/01/2029 1,526,297
0.3
680,000  United Rentals North
America, Inc., 3.750%,
01/15/2032 602,430
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya High Yield Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
1,455,000
(2)
United Rentals North
America, Inc., 4.875%,
01/15/2028 $ 1,421,549
0.3
405,000
(2)
United Rentals North
America, Inc., 5.250%,
01/15/2030 399,235
0.1
275,000  United Rentals North
America, Inc., 5.500%,
05/15/2027 275,798
0.1
1,575,000
(1)
Varex Imaging Corp.,
7.875%,
10/15/2027 1,591,121
0.3
1,425,000
(1)
VT Topco, Inc., 8.500%,
08/15/2030 1,484,045
0.3
775,000
(1)
Williams Scotsman
International, Inc.,
4.625%,
08/15/2028 732,772
0.1
1,275,000
(1)
Williams Scotsman
International, Inc.,
6.125%,
06/15/2025 1,278,863
0.2
90,622,423
17.4
Energy : 12.5%
1,290,000
(1)
Antero Midstream
Partners L.P. / Antero
Midstream Finance
Corp., 5.375%,
06/15/2029 1,241,694
0.2
1,565,000
(1)
Antero Midstream
Partners L.P. / Antero
Midstream Finance
Corp., 5.750%,
03/01/2027 1,553,829
0.3
990,000
(1)
Antero Resources
Corp., 5.375%,
03/01/2030 950,054
0.2
1,450,000
(1)
Archrock Partners L.P.
/ Archrock Partners
Finance Corp., 6.250%,
04/01/2028 1,429,743
0.3
625,000
(1)
Archrock Partners L.P.
/ Archrock Partners
Finance Corp., 6.875%,
04/01/2027 627,181
0.1
1,960,000
(1)
Ascent Resources Utica
Holdings LLC / ARU
Finance Corp., 5.875%,
06/30/2029 1,825,599
0.4
2,040,000
(1)
Chord Energy Corp.,
6.375%,
06/01/2026 2,042,060
0.4
1,575,000
(1)
CNX Midstream
Partners L.P., 4.750%,
04/15/2030 1,416,378
0.3
2,175,000
(1)
Crescent Energy
Finance LLC, 7.250%,
05/01/2026 2,190,639
0.4
240,000
(1)
Crescent Energy
Finance LLC, 9.250%,
02/15/2028 249,200
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
2,625,000
(1)
Crestwood Midstream
Partners L.P. /
Crestwood Midstream
Finance Corp., 6.000%,
02/01/2029 $ 2,650,302
0.5
1,000,000  Delek Logistics Partners
L.P. / Delek Logistics
Finance Corp., 6.750%,
05/15/2025 994,880
0.2
1,225,000
(1)
Delek Logistics Partners
L.P. / Delek Logistics
Finance Corp., 7.125%,
06/01/2028 1,158,385
0.2
805,000
(1)
DT Midstream, Inc.,
4.125%,
06/15/2029 741,537
0.1
1,475,000
(1)
DT Midstream, Inc.,
4.375%,
06/15/2031 1,332,351
0.3
1,775,000
(1)
Earthstone Energy
Holdings LLC, 8.000%,
04/15/2027 1,841,671
0.4
1,850,000
(1)
Encino Acquisition
Partners Holdings LLC,
8.500%,
05/01/2028 1,824,229
0.3
1,615,000
(1)
Enerflex Ltd., 9.000%,
10/15/2027 1,559,627
0.3
3,100,000  EnLink Midstream LLC,
5.375%,
06/01/2029 3,036,930
0.6
590,000  EnLink Midstream
Partners L.P., 4.150%,
06/01/2025 577,235
0.1
1,555,000  EQM Midstream
Partners L.P., 5.500%,
07/15/2028 1,541,722
0.3
945,000
(1)
EQM Midstream
Partners L.P., 6.000%,
07/01/2025 945,157
0.2
1,150,000
(1)
Hess Midstream
Operations L.P.,
4.250%,
02/15/2030 1,059,322
0.2
1,075,000
(1)
Hess Midstream
Operations L.P.,
5.125%,
06/15/2028 1,038,151
0.2
400,000
(1)
Hess Midstream
Operations L.P.,
5.500%,
10/15/2030 387,593
0.1
975,000
(1)
Hilcorp Energy I L.P. /
Hilcorp Finance Co.,
5.750%,
02/01/2029 942,645
0.2
1,050,000
(1)
Hilcorp Energy I L.P. /
Hilcorp Finance Co.,
6.000%,
04/15/2030 1,019,714
0.2
1,075,000
(1)
Hilcorp Energy I L.P. /
Hilcorp Finance Co.,
6.000%,
02/01/2031 1,040,213
0.2
2,143,000
(1)
Kinetik Holdings L.P.,
5.875%,
06/15/2030 2,105,223
0.4
2,090,000
(1)
Matador Resources Co.,
6.875%,
04/15/2028 2,121,968
0.4

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya High Yield Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
1,350,000
(1)
Moss Creek Resources
Holdings, Inc., 7.500%,
01/15/2026 $ 1,348,476
0.3
1,634,000  Murphy Oil Corp.,
6.375%,
07/15/2028 1,643,025
0.3
1,425,000
(1)
Northern Oil and
Gas, Inc., 8.750%,
06/15/2031 1,486,058
0.3
1,450,000  Occidental Petroleum
Corp., 5.500%,
12/01/2025 1,450,611
0.3
1,900,000
(1)
Permian Resources
Operating LLC, 5.875%,
07/01/2029 1,854,932
0.4
2,815,000  Southwestern
Energy Co., 5.375%,
02/01/2029 2,749,843
0.5
300,000  Southwestern
Energy Co., 5.700%,
01/23/2025 298,993
0.1
800,000  Sunoco L.P. / Sunoco
Finance Corp., 4.500%,
05/15/2029 744,021
0.1
1,625,000  Sunoco L.P. / Sunoco
Finance Corp., 4.500%,
04/30/2030 1,506,135
0.3
1,225,000
(1)
Tallgrass Energy
Partners L.P. / Tallgrass
Energy Finance Corp.,
7.500%,
10/01/2025 1,232,405
0.2
1,113,750
(1)
Transocean Poseidon
Ltd., 6.875%,
02/01/2027 1,110,669
0.2
230,000
(1)
Transocean Titan
Financing Ltd., 8.375%,
02/01/2028 238,782
0.0
1,125,000
(1)
Transocean, Inc.,
7.500%,
01/15/2026 1,106,405
0.2
1,950,000
(1)
Venture Global
Calcasieu Pass LLC,
4.125%,
08/15/2031 1,720,457
0.3
1,900,000
(1)
Venture Global
LNG, Inc., 8.125%,
06/01/2028 1,920,533
0.4
1,675,000
(1)
Venture Global
LNG, Inc., 8.375%,
06/01/2031 1,676,654
0.3
1,275,000
(1)
Venture Global
LNG, Inc., 9.500%,
02/01/2029 1,349,960
0.3
64,883,191
12.5
Financial : 7.0%
370,000
(1)
Alliant Holdings
Intermediate LLC
/ Alliant Holdings
Co-Issuer, 7.000%,
01/15/2031 390,531
0.1
925,000
(2)
Ally Financial, Inc.,
5.750%,
11/20/2025 919,943
0.2
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
900,000  Ally Financial, Inc.,
6.700%,
02/14/2033 $ 901,996
0.2
1,675,000
(1)
Aretec Escrow
Issuer, Inc., 7.500%,
04/01/2029 1,509,528
0.3
1,795,000
(1)
BroadStreet Partners,
Inc., 5.875%,
04/15/2029 1,677,040
0.3
1,425,000
(1)
Burford Capital Global
Finance LLC, 6.875%,
04/15/2030 1,377,151
0.3
1,150,000
(1)
Freedom Mortgage
Corp., 6.625%,
01/15/2027 1,098,714
0.2
1,020,000
(1)
Freedom Mortgage
Corp., 12.250%,
10/01/2030 1,120,533
0.2
3,100,000  Icahn Enterprises L.P.
/ Icahn Enterprises
Finance Corp., 5.250%,
05/15/2027 2,787,254
0.5
1,500,000
(1)
Ladder Capital Finance
Holdings LLLP / Ladder
Capital Finance Corp.,
4.750%,
06/15/2029 1,354,575
0.3
650,000
(1)
Midcap Financial
Issuer Trust, 5.625%,
01/15/2030 580,125
0.1
1,370,000
(1)
Midcap Financial
Issuer Trust, 6.500%,
05/01/2028 1,283,176
0.2
1,525,000
(2)
MPT Operating
Partnership L.P. / MPT
Finance Corp., 4.625%,
08/01/2029 1,098,139
0.2
1,775,000
(2)
MPT Operating
Partnership L.P. / MPT
Finance Corp., 5.000%,
10/15/2027 1,451,492
0.3
1,050,000
(1)
Nationstar Mortgage
Holdings, Inc., 5.000%,
02/01/2026 1,027,512
0.2
2,065,000
(1)
Nationstar Mortgage
Holdings, Inc., 5.125%,
12/15/2030 1,869,852
0.4
1,240,000
(2)
Navient Corp., 4.875%,
03/15/2028 1,153,439
0.2
811,000
(2)
Navient Corp., 5.000%,
03/15/2027 783,746
0.1
550,000  Navient Corp., 6.750%,
06/25/2025 556,899
0.1
750,000  OneMain Finance
Corp., 4.000%,
09/15/2030 642,878
0.1
1,900,000
(2)
OneMain Finance
Corp., 5.375%,
11/15/2029 1,781,931
0.3
575,000  OneMain Finance
Corp., 7.125%,
03/15/2026 586,192
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya High Yield Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
1,175,000
(1)
PRA Group, Inc.,
5.000%,
10/01/2029 $ 971,255
0.2
2,225,000
(1)(2)
Realogy Group LLC
/ Realogy Co-Issuer
Corp., 5.750%,
01/15/2029 1,731,660
0.3
2,025,000
(1)
RHP Hotel Properties
L.P. / RHP Finance
Corp., 7.250%,
07/15/2028 2,106,631
0.4
350,000
(1)
RLJ Lodging Trust L.P.,
3.750%,
07/01/2026 331,889
0.1
2,350,000
(1)
United Wholesale
Mortgage LLC, 5.750%,
06/15/2027 2,305,667
0.4
1,450,000
(1)(2)
Uniti Group L.P. / Uniti
Group Finance, Inc.
/ CSL Capital LLC,
10.500%,
02/15/2028 1,471,257
0.3
1,475,000
(1)
XHR L.P., 4.875%,
06/01/2029 1,359,404
0.3
375,000
(1)
XHR L.P., 6.375%,
08/15/2025 374,383
0.1
36,604,792
7.0
Industrial : 13.0%
930,000
(1)
AmeriTex HoldCo
Intermediate LLC,
10.250%,
10/15/2028 954,413
0.2
2,300,000
(1)(3)
ARD Finance SA,
6.500% (PIK Rate
7.250%, Cash Rate
6.500%),
06/30/2027 1,077,056
0.2
1,325,000
(1)
Ardagh Packaging
Finance PLC / Ardagh
Holdings USA, Inc.,
5.250%,
08/15/2027 1,030,903
0.2
1,400,000
(2)
Ball Corp., 3.125%,
09/15/2031 1,208,605
0.2
600,000  Ball Corp., 4.875%,
03/15/2026 598,184
0.1
730,000  Ball Corp., 6.875%,
03/15/2028 758,884
0.2
1,095,000
(1)(2)
Bombardier, Inc.,
7.500%,
02/01/2029 1,114,095
0.2
1,290,000
(1)
Bombardier, Inc.,
7.875%,
04/15/2027 1,291,446
0.3
425,000
(1)(2)
Bombardier, Inc.,
8.750%,
11/15/2030 453,030
0.1
1,570,000
(1)
Brundage-Bone
Concrete Pumping
Holdings, Inc., 6.000%,
02/01/2026 1,571,154
0.3
2,300,000
(1)
Builders FirstSource,
Inc., 5.000%,
03/01/2030 2,223,477
0.4
295,000
(1)(2)
Cascades, Inc. /
Cascades USA, Inc.,
5.125%,
01/15/2026 288,504
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
1,800,000
(1)(2)
Cascades, Inc. /
Cascades USA, Inc.,
5.375%,
01/15/2028 $ 1,743,831
0.3
1,745,000
(1)
Chart Industries, Inc.,
7.500%,
01/01/2030 1,826,137
0.4
1,550,000
(1)
Clean Harbors, Inc.,
6.375%,
02/01/2031 1,575,916
0.3
2,025,000
(1)
Emerald Debt Merger
Sub LLC, 6.625%,
12/15/2030 2,070,805
0.4
2,390,000
(1)
Energizer Holdings,
Inc., 4.750%,
06/15/2028 2,212,154
0.4
2,275,000
(1)
Fortress Transportation
and Infrastructure
Investors LLC, 5.500%,
05/01/2028 2,189,604
0.4
575,000
(1)
Fortress Transportation
and Infrastructure
Investors LLC, 6.500%,
10/01/2025 573,682
0.1
1,780,000
(1)
GFL Environmental,
Inc., 4.000%,
08/01/2028 1,646,531
0.3
625,000
(1)
GFL Environmental,
Inc., 4.250%,
06/01/2025 616,155
0.1
990,000
(1)
GFL Environmental,
Inc., 4.375%,
08/15/2029 914,760
0.2
775,000
(1)
Global Infrastructure
Solutions, Inc., 5.625%,
06/01/2029 708,661
0.1
800,000
(1)
Global Infrastructure
Solutions, Inc., 7.500%,
04/15/2032 739,022
0.1
1,775,000
(1)
Graham Packaging
Co., Inc., 7.125%,
08/15/2028 1,599,639
0.3
1,650,000  Howmet Aerospace,
Inc., 5.900%,
02/01/2027 1,693,568
0.3
2,310,000
(1)
Imola Merger Corp.,
4.750%,
05/15/2029 2,197,616
0.4
775,000
(1)(3)
Intelligent Packaging
Holdco Issuer L.P.,
9.000% (PIK Rate
9.750%, Cash Rate
9.000%),
01/15/2026 666,881
0.1
1,525,000
(1)
Intelligent Packaging
Ltd. Finco, Inc. /
Intelligent Packaging
Ltd. Co-Issuer LLC,
6.000%,
09/15/2028 1,424,457
0.3
1,425,000
(1)
Maxim Crane Works
Holdings Capital LLC,
11.500%,
09/01/2028 1,478,423
0.3
1,925,000
(1)
New Enterprise Stone &
Lime Co., Inc., 9.750%,
07/15/2028 1,933,075
0.4

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya High Yield Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
1,650,000
(1)(2)
Owens-Brockway Glass
Container, Inc., 7.250%,
05/15/2031 $ 1,674,981
0.3
1,655,000
(1)
PGT Innovations, Inc.,
4.375%,
10/01/2029 1,650,892
0.3
1,315,000
(1)
Roller Bearing Co. of
America, Inc., 4.375%,
10/15/2029 1,218,584
0.2
1,275,000
(1)
Rolls-Royce PLC,
3.625%,
10/14/2025 1,229,419
0.2
1,400,000
(1)
Rolls-Royce PLC,
5.750%,
10/15/2027 1,403,280
0.3
1,550,000
(1)
Sealed Air Corp.,
4.000%,
12/01/2027 1,456,341
0.3
275,000
(1)
Sealed Air Corp.,
5.125%,
12/01/2024 273,769
0.1
910,000
(1)(2)
Sealed Air Corp/Sealed
Air Corp. US, 6.125%,
02/01/2028 918,428
0.2
720,000
(1)
Sensata Technologies
BV, 5.000%,
10/01/2025 721,320
0.1
2,180,000
(1)
Sensata Technologies,
Inc., 3.750%,
02/15/2031 1,924,483
0.4
1,625,000
(1)
Smyrna Ready Mix
Concrete LLC, 8.875%,
11/15/2031 1,709,949
0.3
1,800,000
(1)
Standard Industries,
Inc., 3.375%,
01/15/2031 1,551,169
0.3
1,050,000
(1)
Standard Industries,
Inc., 4.375%,
07/15/2030 965,562
0.2
1,450,000
(1)
Summit Materials LLC
/ Summit Materials
Finance Corp., 5.250%,
01/15/2029 1,404,231
0.3
1,095,000
(1)
Summit Materials LLC
/ Summit Materials
Finance Corp., 6.500%,
03/15/2027 1,096,384
0.2
1,750,000
(2)
TransDigm, Inc.,
4.625%,
01/15/2029 1,644,125
0.3
1,400,000  TransDigm, Inc.,
5.500%,
11/15/2027 1,372,788
0.3
2,115,000
(1)
TransDigm, Inc.,
6.250%,
03/15/2026 2,113,493
0.4
1,500,000
(1)
TransDigm, Inc.,
6.875%,
12/15/2030 1,545,982
0.3
1,500,000
(1)
Weekley Homes LLC /
Weekley Finance Corp.,
4.875%,
09/15/2028 1,400,284
0.3
67,656,132
13.0
Technology : 2.5%
2,875,000
(1)
Cloud Software
Group, Inc., 6.500%,
03/31/2029 2,740,596
0.5
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Technology: (continued)
1,125,000
(1)(2)
Cloud Software
Group, Inc., 9.000%,
09/30/2029 $ 1,070,227
0.2
1,175,000
(1)(2)
Consensus Cloud
Solutions, Inc., 6.500%,
10/15/2028 1,067,001
0.2
1,075,000
(1)
Entegris Escrow Corp.,
5.950%,
06/15/2030 1,069,735
0.2
725,000
(1)(2)
Entegris, Inc., 3.625%,
05/01/2029 655,610
0.1
1,310,000
(1)
McAfee Corp., 7.375%,
02/15/2030 1,198,108
0.3
1,550,000
(1)
NCR Atleos Escrow
Corp., 9.500%,
04/01/2029 1,648,225
0.3
850,000
(1)
Open Text Corp.,
3.875%,
12/01/2029 763,176
0.2
1,875,000
(1)
Open Text Holdings,
Inc., 4.125%,
02/15/2030 1,699,012
0.3
1,375,000
(1)
Virtusa Corp., 7.125%,
12/15/2028 1,181,304
0.2
13,092,994
2.5
Utilities : 2.1%
1,885,000
(1)
Atlantica Sustainable
Infrastructure PLC,
4.125%,
06/15/2028 1,768,294
0.3
1,175,000
(1)
Calpine Corp., 4.500%,
02/15/2028 1,118,335
0.2
925,000
(1)
Calpine Corp., 5.000%,
02/01/2031 849,174
0.2
1,350,000
(1)
Calpine Corp., 5.125%,
03/15/2028 1,295,195
0.3
250,000
(1)
Calpine Corp., 5.250%,
06/01/2026 246,835
0.0
1,540,000  TransAlta Corp.,
7.750%,
11/15/2029 1,636,827
0.3
1,005,000
(1)
Vistra Operations
Co. LLC, 4.375%,
05/01/2029 939,292
0.2
1,350,000
(1)
Vistra Operations
Co. LLC, 5.500%,
09/01/2026 1,333,679
0.3
650,000
(1)
Vistra Operations
Co. LLC, 5.625%,
02/15/2027 641,562
0.1
1,000,000
(1)
Vistra Operations
Co. LLC, 7.750%,
10/15/2031 1,039,339
0.2
10,868,532
2.1
Total Corporate Bonds/
Notes
(Cost $500,867,665)
495,467,516
95.2

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya High Yield Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS : 1.5%
Consumer, Cyclical : 0.2%
906,000  Hilton Domestic
Operating Company,
Inc., 2023 Term
Loan B4, 7.457%,
(TSFR1M+2.000%),
11/08/2030 $ 909,802
0.2
Consumer, Non-cyclical : 0.3%
1,233,800  Nielsen Consumer
Inc., 2023 USD
Fifth Amendment
Incremental Term
Loan, 11.549%,
(TSFR3M+6.250%),
03/06/2028 1,210,152
0.3
Financial : 1.0%
2,250,000  Acrisure LLC, 2023
Term Loan B, 9.850%,
(TSFR3M+4.500%),
10/18/2030 2,259,843
0.4
3,055,000  HUB International Ltd.,
Term Loan B, 9.369%,
(TSFR3M+4.250%),
06/08/2030 3,072,820
0.6
5,332,663
1.0
Total Bank Loans
(Cost $7,371,651)
7,452,617
1.5
Total Long-Term
Investments
(Cost $508,239,316)
502,920,133
96.7
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 10.9%
Commercial Paper : 1.7%
5,800,000  CVS Caremark,
10.950
%,
01/02/2024 5,796,523
1.1
3,500,000  Duke Energy Co.,
9.180
%,
01/03/2024 3,497,362
0.6
Total Commercial Paper
(Cost $9,298,065)
9,293,885
1.7
Time Deposits : 1.1%
1,150,000
(5)
Canadian Imperial Bank
of Commerce,
5.310
%,
01/02/2024
(Cost $1,150,000)
1,150,000
0.3
1,140,000
(5)
Credit Agricole
Corporate and
Investment Bank,
5.300
%,
01/02/2024
(Cost $1,140,000)
1,140,000
0.2
1,140,000
(5)
Landesbank
Hessen Thueringen
Girozentrale,
5.320
%,
01/02/2024
(Cost $1,140,000)
1,140,000
0.2
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Time Deposits (continued)
1,130,000
(5)
Mizuho Bank Ltd.,
5.320
%,
01/02/2024
(Cost $1,130,000)
$ 1,130,000
0.2
1,130,000
(5)
Royal Bank of Canada,
5.320
%,
01/02/2024
(Cost $1,130,000)
1,130,000
0.2
Total Time Deposits
(Cost $5,690,000)
5,690,000
1.1
Repurchase Agreements : 8.0%
3,656,422
(5)
Bethesda Securities
LLC, Repurchase
Agreement dated
12/29/2023, 5.470%,
due 01/02/2024
(Repurchase
Amount $3,658,614,
collateralized by various
U.S. Government
Agency Obligations,
2.000%-5.881%, Market
Value plus accrued
interest $3,729,550, due
10/01/27-01/01/57)
3,656,422
0.7
8,817,024
(5)
Cantor Fitzgerald,
Repurchase
Agreement dated
12/29/2023, 5.470%,
due 01/02/2024
(Repurchase
Amount $8,822,309,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 0.000%-
7.613%, Market Value
plus accrued interest
$8,993,364, due
08/01/25-09/20/73)
8,817,024
1.7
7,201,860
(5)
Citadel Securities
LLC, Repurchase
Agreement dated
12/29/2023, 5.480%,
due 01/02/2024
(Repurchase
Amount $7,206,185,
collateralized by various
U.S. Government
Securities, 0.000%-
5.250%, Market Value
plus accrued interest
$7,350,370, due
01/23/24-11/15/53)
7,201,860
1.4

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya High Yield Bond Fund
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
11,276,049
(5)
HSBC Securities
USA, Repurchase
Agreement dated
12/29/2023, 5.340%,
due 01/02/2024
(Repurchase Amount
$11,282,648,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 2.000%-
7.000%, Market Value
plus accrued interest
$11,501,570, due
12/01/29-12/01/53)
$ 11,276,049
2.2
6,282,767
(5)
JPMorgan Chase
& Co., Repurchase
Agreement dated
12/29/2023, 5.330%,
due 01/02/2024
(Repurchase
Amount $6,286,437,
collateralized by various
U.S. Government
Securities, 2.500%-
5.000%, Market Value
plus accrued interest
$6,408,422, due
02/15/29-08/15/53)
6,282,767
1.2
4,256,001
(5)
Mirae Asset Securities
USA Inc., Repurchase
Agreement dated
12/29/2023, 5.500%,
due 01/02/2024
(Repurchase
Amount $4,258,566,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 0.000%-
8.000%, Market Value
plus accrued interest
$4,343,774, due
02/02/24-04/20/71)
4,256,001
0.8
Total Repurchase
Agreements
(Cost $41,490,123)
41,490,123
8.0
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 0.1%
492,000
(6)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 5.270%
(Cost $492,000) $ 492,000 0.1
Total Short-Term
Investments
(Cost $56,970,188)
$ 56,966,008
10.9
Total Investments in
Securities
(Cost $565,209,504) $ 559,886,141 107.6
Liabilities in Excess of
Other Assets
(39,589,638) (7.6)
Net Assets $ 520,296,503 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(2)
Security, or a portion of the security, is on loan.
(3)
All or a portion of this security is payment-in-kind (“PIK”) which may pay interest or additional principal at the issuer’s discretion.
Rates shown are the current rate and possible payment rates.
(4)
Variable rate security. Rate shown is the rate in effect as of
December 31, 2023.
(5)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)
Rate shown is the 7-day yield as of December 31, 2023.
Reference Rate Abbreviations:
TSFR1M 1-month CME Term Secured Overnight Financing Rate
TSFR3M 3-month CME Term Secured Overnight Financing Rate

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya High Yield Bond Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of December 31, 2023 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
December 31, 2023
Asset Table
Investments, at fair value
Corporate Bonds/Notes $ — $ 495,467,516 $ — $ 495,467,516
Bank Loans — 7,452,617 — 7,452,617
Short-Term Investments 492,000 56,474,008 — 56,966,008
Total Investments, at fair value $ 492,000 $ 559,394,141 $ — $ 559,886,141
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation $ 9,142,536
Gross Unrealized Depreciation (14,465,900)
Net Unrealized Depreciation $ (5,323,364)